Flow-through Share Premium Liability (Tables)	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Summary of the flow-through financings and the related flow-through share premium liability
	Shares issued	Flow-through share price	Premium per flow-through share	Flow-through premium liability
January 24, 2017	4,590,818	$5.01	$1.34	$6,151
March 23, 2018*	1,091,826	$2.35	$0.67	737
August 16, 2018	4,299,375	$1.60 - $1.87	$0.30 - $0.57	1,742
	9,982,019			$8,630

* Note that the March 23, 2018 flow-through shares were priced in USD with a flow-through price per share of US$1.82 and a flow-through premium of US$0.52 per share.

Disclosure of flow-through share liability activity
	Flow-through funding and expenditures
	BC	Nunavut	Total	Flow-through premium liability
Balance at January 1, 2017	$-	$-	$-	$-
Flow-through funds raised	7,500	15,500	23,000	6,151
Flow-through eligible expenditures	(6,807)	(15,500)	(22,307)	(5,966)
Balance at December 31, 2017	693	-	693	185
Flow-through funds raised	1,870	8,023	9,893	2,479
Flow-through eligible expenditures	(1,826)	(7,590)	(9,416)	(2,347)
Balance at December 31, 2018	$737	$433	$1,170	$317